Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current tax expense	$ 856	$ 727	$ 819
Deferred tax expense	231	0	457
Total tax expense	$ 1,087	$ 727	$ 1,276